Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	At December 31,
	2019	2020	2021
	(in thousands)
Cash at banks	$2,591	$7,567	$4,828
Cash equivalents	11,507	7	7
Short-term deposits	—	10,900	—
Cash, cash equivalents and deposits	$14,098	$18,474	$4,835
Most of the cash, cash equivalents and short-term deposits is held in U.S. dollar and euros as follows:

	At December 31,
	2019	2020	2021
	(in thousands)
U.S. dollar denominated accounts	$13,702	$18,135	$2,869
Euro denominated accounts	301	154	1,564
GBP denominated accounts	37	76	143
SGP denominated accounts	12	44	47
NIS denominated accounts	19	14	160
RMB denominated accounts	11	29	35
Other currencies denominated accounts	16	22	17
Cash, cash equivalents and short-term deposits	$14,098	$18,474	$4,835